DIVIDENDS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividend 95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$ 0	$ 951,308	$ 155,957
Deferred dividend 91,931,287 outstanding shares of $0.01 (2011: 0)	3,146,987	3,146,987	0
Dividends Payable		$ 4,076,968	$ 519,509